Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Fair value Assets and Liabilities Measured on Recurring Basis

The carrying amounts and estimated fair values of the Company’s financial assets and liabilities that were measured at fair value on a recurring basis as of June 30, 2023 and December 31, 2022 were as follows:

	June 30, 2023		December 31, 2022
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$8,551,483	$8,551,483	$79,845	$79,845
Senior convertible debentures	2,722,000	2,722,000	—	—
SBA loan	150,000	150,000	—	—
Share issuance liability	1,235,823	1,235,823	—	—

Schedule of Assets And Liabilities Measured at Fair Value

Assets and liabilities measured at fair value on a recurring basis as of June 30, 2023 are summarized below. There were no assets and liabilities measured at fair value on a recurring basis as of December 31, 2022.

	June 30, 2023
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs Not Corroborated by Market Data (Level 3)	Assets (Liabilities) at Fair Value
Senior convertible debentures	$—	$—	$2,722,000	$2,722,000
Share issuance liability	1,235,823	—	—	1,235,823

Schedule of Senior Convertible Debentures

The significant unobservable inputs used in the Level 3 fair value measurement of the senior convertible debentures as of May 3, 2023 (date of the Merger) and June 30, 2023 and their values are as follows:

	May 3, 2023	June 30, 2023
Volatility	75%	75%
Yield	20.00%	19.35%

Schedule of Fair Value For Level 3 Liabilities

The table below provides a summary of changes in the fair value of the Company’s Level 3 liabilities for the three and six months ended June 30, 2023. There were no Level 3 liabilities in the period from June 7, 2022 (date of inception) through June 30, 2022.

Balance at December 31, 2022	$—
Senior convertible debentures assumed in the Merger	1,981,000
Losses reported in earnings	741,000
Balance at June 30, 2023	$2,722,000

Schedule of Anti-dilutive Securities Excluded from Earnings Per Share

Potentially Dilutive Security	Quantity	Stated Value Per Share	Total Value or Stated Value	Assumed Conversion Price	Resulting Common Shares
Common stock options(1)	8,202,500	$—	$—	$—	202,500
Common stock warrants	200,126,815	—	—	—	200,126,815
Obligation Shares	5,884,872	—	—	—	5,884,872
AR Debentures	—	—	2,000,000	0.175	11,428,571
Series D preferred stock	21,799	1,000	21,799,000	0.175	124,567,143

Total					342,209,901

(1)	Includes the Merger Options, which were not exercisable as of June 30, 2023 (see Note 12).

Creek Road Miners Inc [Member]
Schedule of Anti-dilutive Securities Excluded from Earnings Per Share

Potentially Dilutive Security	Quantity	Stated Value Per Share (1)	Total Value or Stated Value	Assumed Conversion Price (1)	Resulting Common Shares
Common stock options	259,250	$—	$—	—	259,250
Common stock warrants	21,984,266	—	—	—	21,984,266
Series A preferred stock	256,117	10	2,561,170	0.175	14,635,257
Series B preferred stock	1,439	1,080	1,554,120	0.500	3,108,240
Series C preferred stock	7,630	1,111	8,476,930	0.500	16,953,860
Series B preferred stock warrants	10,000	1,080	10,800,000	0.500	21,600,000
Secured convertible debentures – related parties	—	—	4,993,700	0.175	28,535,429
Convertible notes payable	—	—	1,400,000	0.500	2,800,000
Total					109,876,302

(1)	As of December 31, 2022

Schedule of Company’s Wholly-owned Subsidiaries

The accompanying financial statements are consolidated and include the accounts of the Company and its wholly-owned subsidiaries. Intercompany balances and transactions have been eliminated in consolidation. The following table lists the Company’s wholly-owned subsidiaries as of December 31, 2022:

Name of consolidated subsidiary or entity	State or other jurisdiction of incorporation or organization	Date of incorporation or formation (date of acquisition, if applicable)	Attributable interest
Creek Road Miners Corp. (fka Kick the Can Corp.)	Nevada, U.S.A.	September 20, 2010	100%
Wizard Special Events, LLC	California, U.S.A.	June 5, 2018	100%
Creek Road Merger Sub, LLC	Delaware, U.S.A.	October 4, 2022	100%